Segmented Information - Schedule of Gross Revenue by Services (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of products and services [line items]
Gross revenue	$ 4,283.8	$ 4,028.7
Consulting Services [member] | Buildings Services [member]
Disclosure of products and services [line items]
Gross revenue	944.5	898.1
Consulting Services [member] | Energy and Resources Services [member]
Disclosure of products and services [line items]
Gross revenue	591.7	479.2
Consulting Services [member] | Environmental Services [member]
Disclosure of products and services [line items]
Gross revenue	682.8	678.1
Consulting Services [member] | Infrastructure [member]
Disclosure of products and services [line items]
Gross revenue	1,157.6	1,090.4
Consulting Services [member] | Water Services [member]
Disclosure of products and services [line items]
Gross revenue	$ 907.2	$ 882.9